Fair value measurements (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities measured at fair value on recurring basis
The following tables present our financial assets and liabilities that we measured at fair value on a recurring basis by level within the fair value hierarchy as of June 30, 2021 and December 31, 2020:

	June 30, 2021
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$10,383	$—	$10,383	$—

Liabilities
Derivative liabilities	$123,608	$—	$123,608	$—

	December 31, 2020
	Total	Level 1	Level 2	Level 3
Assets
Investment, at fair value	$12,110	$12,110	$—	$—
Derivative assets	3,303	—	3,303	—

Liabilities
Derivative liabilities	$167,303	$—	$167,303	$—

Schedule of carrying amounts and fair values of most significant financial instruments	The carrying amounts and fair values of our most significant financial instruments as of June 30, 2021 and December 31, 2020 were as follows:

	June 30, 2021
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,402,918		$1,402,918	$1,402,918	$—	$—
Restricted cash	190,447		190,447	190,447	—	—
Derivative assets	10,383		10,383	—	10,383	—
	$1,603,748		$1,603,748	$1,593,365	$10,383	$—
Liabilities
Debt	$28,302,330	(a)	$29,194,213	$—	$29,194,213	$—
Derivative liabilities	123,608		123,608	—	123,608	—
	$28,425,938		$29,317,821	$—	$29,317,821	$—

(a)Excludes debt issuance costs, debt discounts and debt premium.

	December 31, 2020
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,248,772		$1,248,772	$1,248,772	$—	$—
Restricted cash	246,518		246,518	246,518	—	—
Investment, at fair value	12,110		12,110	12,110
Derivative assets	3,303		3,303	—	3,303	—
	$1,510,703		$1,510,703	$1,507,400	$3,303	$—
Liabilities
Debt	$28,934,904	(a)	$29,798,305	$—	$29,798,305	$—
Derivative liabilities	167,303		167,303	—	167,303	—
	$29,102,207		$29,965,608	$—	$29,965,608	$—

(a)Excludes debt issuance costs, debt discounts and debt premium.